Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20190626_SupplementTextBlock

Prospectus Supplement

John Hancock Funds II (the Trust)
Fundamental All Cap Core Fund (the fund)

Supplement dated June 26, 2019 to the current Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares Prospectus (the prospectus), as may be supplemented

Effective on or about July 1, 2019, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2		R4		R6
Management fee	0.67	0.67	0.67	0.67		0.67		0.67
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.25		0.25		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	[1]	0.10	[1]	0.00
Additional other expenses[2]	0.38	0.38	0.38	0.27		0.27		0.27
Total other expenses	0.38	0.38	0.38	0.52		0.37		0.27
Total annual fund operating expenses	1.35	2.05	1.05	1.44		1.29		0.94
Contractual expense reimbursement[3]	-0.09	-0.09	-0.09	-0.09		-0.19	[4]	-0.09
Total annual fund operating expenses after expense reimbursements	1.26	1.96	0.96	1.35		1.10		0.85

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) borrowing costs; (g) prime brokerage fees; (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. This agreement expires on November 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A		C	I	R2	R4	R6
		Sold	Not Sold
1 year	622	299	199	98	137	112	87
3 years	898	634	634	325	447	390	291
5 years	1,194	1,095	1,095	571	778	689	511
10 years	2,035	2,372	2,372	1,274	1,716	1,540	1,146

Prospectus Supplement

John Hancock Funds II (the Trust)
Fundamental All Cap Core Fund (the fund)

Supplement dated June 26, 2019 to the current Class R5 share Prospectus (the prospectus), as may be supplemented

Effective on or about July 1, 2019, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R5
Management fee	0.67
Distribution and service (Rule 12b-1) fees	0.00
Other expenses
Service plan fee	0.05
Additional other expenses[1]	0.27
Total other expenses	0.32
Total annual fund operating expenses	0.99
Contractual expense reimbursement[2]	-0.09
Total annual fund operating expenses after expense reimbursements	0.90

[1]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R5 shares.
[2]
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) borrowing costs; (g) prime brokerage fees; (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. This agreement expires on November 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R5

1 year	92
3 years	306
5 year	538
10 years	1,205

(John Hancock Fundamental All Cap Core Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(John Hancock Fundamental All Cap Core Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.38%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,035
(John Hancock Fundamental All Cap Core Fund) | Class C
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.38%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,372
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,372
(John Hancock Fundamental All Cap Core Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.38%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,274
(John Hancock Fundamental All Cap Core Fund) | Class R2
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,716
(John Hancock Fundamental All Cap Core Fund) | Class R4
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	689
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,540
(John Hancock Fundamental All Cap Core Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,146
(John Hancock Funds II - Supplement) | (John Hancock Fundamental All Cap Core Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R5 shares.
(John Hancock Funds II - Supplement) | (John Hancock Fundamental All Cap Core Fund) | Class R5
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[5]
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,205

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) borrowing costs; (g) prime brokerage fees; (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. This agreement expires on November 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	"Service plan fee" has been restated to reflect maximum allowable fees.
[4]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R5 shares.
[6]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) borrowing costs; (g) prime brokerage fees; (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. This agreement expires on November 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.